Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities
Net loss	$ (26,659,381)	$ (17,981,164)	$ (32,920,724)
Adjusted to reconcile net loss to cash used in operating activities
Depreciation and amortization	5,683,727	4,881,946	3,953,328
Amortization of land use right	255,526	214,499	217,977
Share-based compensation	322,386	972,743	2,145,801
Deferred tax benefits	(446)	(446)	(454)
Interest expense	1,117,115	166,999	575,075
Investment (income) losses	(146,361)	(198,176)	1,170,974
Provision for credit loss	210,686	113,854	3,428,033
Impairment of inventory	5,119,406	3,959,304	7,238,819
Impairment of intangible assets			3,151,467
Share subscription discount expenses	6,534,936
Amortization of finance lease right-of-use assets	444,348	622,203	338,627
Changes in operating assets and liabilities:
Accounts receivable	19,043,753	(20,706,075)	(4,074,715)
Note receivable	(801,416)	(1,592,262)	17,080
Due from related parties	219,750	(89,314)	(225,160)
Inventories	(10,638,275)	(6,241,347)	(5,095,430)
Prepaid expenses and other current assets	(1,810,711)	(1,309,420)	6,157,166
Accounts payable	(12,490,727)	17,837,613	6,133,132
Notes payable	(10,732,066)	12,230,606	63,504
Income taxes payable	(7,906)	19,537
Deferred revenue	(18,175)	1,154,441	8,724
Deferred government subsidy	537,739	314,076
Due to related parties	(506,166)	(544,274)	(295,728)
Accrued expenses and other current liabilities	(838,326)	822,500	729,509
Net cash used in operating activities	(25,160,584)	(5,352,157)	(7,282,995)
Cash flows from investing activities
Purchase of plant, property and equipment	(6,392,748)	(2,464,915)	(5,472,778)
Loans to third parties	(194,783)		(16,947)
Loans repayment by third party	69,565	16,677
Prepayment for finance lease right-of-use assets			(1,029,195)
Deposit paid for finance lease			(655,990)
Collection of deposit paid for sales and leaseback financing and finance lease	473,043
Purchase of land use right	(3,677,693)
Purchase of intangible assets	(78,122)
Loans to related parties	(866,087)
Repayment of loan to related party	277,960
Redemption of prepayment for investment		708,757
Redemption of short-term investment		2,371,942	878,000
Consideration paid for asset acquisition	(832,219)		(706,125)
Net cash (used in) provided by investing activities	(11,221,084)	632,461	(7,003,035)
Cash flows from financing activities
Proceeds from short-term loan	5,704,348	1,667,663	7,061,249
Repayment on short-term loan	(1,669,565)	(6,948,594)
Proceeds from long-term loan, net of issuance cost	41,133,113	27,876,982	4,236,750
Repayment on long-term loan	(632,239)	(4,526,391)	(240,082)
Prepayment of acquisition cost of long-term borrowings		(1,255,027)
Proceeds from long term payable, net of issuance cost		798,810	4,825,658
Repayment on long term payable	(3,278,572)	(4,692,271)	(4,782,564)
Proceeds from short-term borrowings from third parties			2,118,375
Repayments on short-term borrowings to third parties			(2,118,375)
Loans from related parties	918,261	9,145,337	3,867,883
Repayment on loans from related parties	(3,252,870)	(8,797,497)	(155,347)
Repayment on finance lease liabilities	(1,944,483)	(2,571,592)	(1,282,358)
Collection of subscription receivable	100,000
Issuance of ordinary shares and warrants, net of issuance cost	7,643,162
Acquisition of non-controlling interests		(65,751)
Proceeds from advance capital subscripiton	9,739,130
Proceeds from capital contributions by non-controlling shareholders			148,078
Net cash provided by financing activities	54,460,285	10,631,669	13,679,267
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	710,900	(172,056)	(66,587)
Net increase (decrease) in cash, cash equivalents and restricted cash	18,789,517	5,739,917	(673,350)
Cash, cash equivalents and restricted cash, beginning of year	9,360,584	3,620,667	4,294,017
Cash, cash equivalents and restricted cash, end of year	28,150,101	9,360,584	3,620,667
Cash, cash equivalents and restricted cash, end of year	28,150,101	9,360,584	3,620,667
Less: restricted cash	6,311,630	8,096,121	2,224,722
Cash and cash equivalents, end of year	21,838,471	1,264,463	1,395,945
Supplemental disclosure of cash flow information
Cash paid for income tax	7,847		42
Cash paid for interest	3,449,701	1,868,263	1,377,302
Supplemental non cash transactions
Finance lease right-of-use assets obtained in exchange of finance lease liabilities			5,457,510
Plant, property and equipment obtained from account payable			15,771,926
Plant, property and equipment obtained from capital contribution by non-controlling shareholders			3,762,819
Consideration payable offset by land use right and property tax payable by Sunrise Tech original shareholder before the asset acquisition (Note 13)		1,060,422
Plant, property and equipment obtained from finance lease right-of-use assets at the end of the lease term	$ 2,857,043